Derivatives and Hedging Activities (Tables)	3 Months Ended
Mar. 31, 2013
Notes To Financial Statements [Abstract]
Outstanding Interest Rate Derivatives Designated as Cash Flow Hedges of Interest Rate Risk
As of March 31, 2013, MAALP had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk:

Interest Rate Derivative	Number of Instruments	Notional
Interest Rate Caps	14	$232,576,000
Interest Rate Swaps	18	$484,000,000

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
As of March 31, 2013, MAALP had the following outstanding interest rate derivatives that were not designated as hedges:

Interest Rate Derivative	Number of Instruments	Notional
Interest Rate Caps	9	$55,875,000

Fair Values of Derivative Instruments on Condensed Consolidated Balance Sheet

	Asset Derivatives			Liability Derivatives
		March 31, 2013	December 31, 2012		March 31, 2013	December 31, 2012
Derivatives designated as hedging instruments	Balance Sheet Location	Fair Value	Fair Value	Balance Sheet Location	Fair Value	Fair Value
Interest rate contracts	Other assets	$244	$245	Fair market value of interest rate swaps	$17,313	$21,423

Total derivatives designated as hedging instruments		$244	$245		$17,313	$21,423

Derivatives not designated as hedging instruments

Interest rate contracts	Other assets	$30	$43		$—	$—

Total derivatives not designated as hedging instruments		$30	$43		$—	$—

Effect of Derivative Instruments on Consolidated Statement of Operations

Derivatives in Cash Flow Hedging Relationships	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)		Location of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Three months ended March 31,	2013	2012		2013	2012		2013	2012

Interest rate contracts	$(179)	$(1,298)	Interest expense	$(4,536)	$(5,548)	Interest expense	$4	$(10)

Total derivatives in cash flow hedging relationships	$(179)	$(1,298)		$(4,536)	$(5,548)		$4	$(10)

Derivatives Not Designated as Hedging Instruments
Three months ended March 31,						Location of Gain or (Loss) Recognized in Income	2013	2012

Interest rate products						Interest expense	$(13)	$(24)

Total							$(13)	$(24)